Annual Total Returns[BarChart] - Direxion Daily SP 500 Bear 1X Shares - Direxion Daily SP 500 Bear 1X Shares	2017	2018	2019	2020
Total	(17.10%)	5.34%	(22.03%)	(24.57%)